Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	6 Months Ended
Dec. 31, 2024
Office equipments [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	lesser of lease term or expected useful life
Minimum [Member] | Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years